Operating Leases	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
OPERATING LEASES
28.	OPERATING LEASES

The Group leases multiple office spaces which are contracted under various non-cancelable operating leases, most of which provide extension or early termination options and are generally expired in 1 to 4 years. The Group does not enter into any finance leases or leases where the Group is a lessor. Moreover, the existing operating lease agreements do not contain any residual value guarantees or material restrictive covenants.

Management determines if an arrangement is a lease at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying office space is made available for use by the lessor. The incremental borrowing rates determined for computing the lease liabilities are based on the People’s Bank of China (PBOC) Benchmark Rates for terms of loans ranging from zero (exclusive) to 5 years and above.

The following tables present the operating lease cost and other supplemental information:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Operating lease cost (1)	58,317,758	36,607,623	21,719,042

(1)	Amounts include short-term leases that are immaterial.

	December 31, 2019	December 31, 2020
	RMB	RMB

Weighted-average remaining lease term	2 Years	1.2 Years

Weighted-average discount rate	4.75%	4.73%

Cash paid for amounts included in the measurement of lease liabilities under operating cash flows	39,195,151	18,327,069

ROU assets obtained in exchange for new operating lease liabilities	38,133,941	19,468,523

The following represents the Group’s future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities (excluding short-term operating leases) as of December 31, 2020:

Year Ended December 31,	RMB

2021	14,245,045
2022	5,210,201
2023	700,106
2024	219,038
2025	-
Thereafter	-
Total future operating lease payments	20,374,390
Less: imputed interest	(829,891)
Total present value of operating lease liabilities	19,544,499